Property, Plant and Equipment, Net - Summary of Property, Plant and Equipment (Detail) $ in Millions	9 Months Ended
Sep. 30, 2021 CAD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	$ 25,411
Ending Balance	37,599
COST
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	37,046
Acquisitions	13,745
Additions	1,698
Change in Decommissioning Liabilities	17
Exchange Rate Movements and Other	(72)
Divestitures	265
Ending Balance	52,169
ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(11,635)
Depreciation, Depletion and Amortization	2,993
Exchange Rate Movements and Other	22
Divestitures	(36)
Ending Balance	(14,570)
Processing, Transportation and Storage Assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	176
Ending Balance	179
Processing, Transportation and Storage Assets | COST
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	218
Acquisitions	0
Additions	10
Change in Decommissioning Liabilities	0
Exchange Rate Movements and Other	0
Divestitures	0
Ending Balance	228
Processing, Transportation and Storage Assets | ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(42)
Depreciation, Depletion and Amortization	7
Exchange Rate Movements and Other	0
Divestitures	0
Ending Balance	(49)
Manufacturing Assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	3,476
Ending Balance	8,239
Manufacturing Assets | COST
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	5,671
Acquisitions	4,423
Additions	756
Change in Decommissioning Liabilities	11
Exchange Rate Movements and Other	(58)
Divestitures	0
Ending Balance	10,803
Manufacturing Assets | ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(2,195)
Depreciation, Depletion and Amortization	389
Exchange Rate Movements and Other	20
Divestitures	0
Ending Balance	(2,564)
Retail and other
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	253
Ending Balance	806
Retail and other | COST
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,290
Acquisitions	577
Additions	80
Change in Decommissioning Liabilities	1
Exchange Rate Movements and Other	(17)
Divestitures	0
Ending Balance	1,931
Retail and other | ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(1,037)
Depreciation, Depletion and Amortization	89
Exchange Rate Movements and Other	1
Divestitures	0
Ending Balance	(1,125)
Oil and Gas Properties
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	21,506
Ending Balance	28,375
Oil and Gas Properties | COST
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	29,867
Acquisitions	8,745
Additions	852
Change in Decommissioning Liabilities	5
Exchange Rate Movements and Other	3
Divestitures	265
Ending Balance	39,207
Oil and Gas Properties | ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(8,361)
Depreciation, Depletion and Amortization	2,508
Exchange Rate Movements and Other	1
Divestitures	(36)
Ending Balance	$ (10,832)